INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－13 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Current tax	137	257	128
Underprovision	-	-	-
Overprovision	(33)	(96)	-

Income tax expense	104	161	128

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands and British Virgin Islands

The Company and its subsidiary, SKK Group are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and SKK Group not accrue for income taxes.

Singapore

SKK and SKK M&E are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2025, 2024 and 2023 are as follows:

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Income before income taxes	(2,816)	543	326
Singapore’s Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(479)	92	55
Tax effect of non-taxable income	(4)	(38)	(5)
Tax effect of non-deductible items	556	236	80
Tax incentives	(13)	(41)	(2)
Deferred tax asset not recognised	77	-	-
Unutilised capital allowance carried back	-	8	-
Over provision in prior years	(33)	(96)	-

Income tax expense	104	161	128

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2025, 2024 and 2023.